Stock-based Compensation - Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	$ 325,231	$ 300,172	$ 914,689	$ 1,104,878	$ 1,399,703	$ 520,344
Stock Options [Member] | Cost of revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	15,029		48,839		20,961
Stock Options [Member] | Research and Development Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	20,910	35,569	65,835	149,626	163,229	298,618
Stock Options [Member] | General and Administrative Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	257,404	236,769	706,026	908,490	1,139,309	221,726
Stock Options [Member] | Sales and Marketing Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	31,888	27,834	93,989	46,762	76,204
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	339,371	321,422	1,016,266	1,506,586	1,822,661	952,521
RSUs [Member] | Research and Development Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	1,625	7,500	10,724	22,500	30,000	72,500
RSUs [Member] | General and Administrative Expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation	$ 12,515	$ 13,750	$ 90,853	$ 379,208	$ 392,958	$ 359,677